Cover	12 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	SONNET BIOTHERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001106838
Amendment Flag	false